DEBT - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2018
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ (5,445)	$ (6,300)	$ (5,310)	$ (6,400)	$ (2,900)
Net carrying amount	179,324		118,865
Less: Current portion of long-term debt	(20,095)		(15,442)
Long-term debt, net	159,229		103,423
2022 Term Loan
Debt Instrument [Line Items]
Less: Current portion of long-term debt	(8,400)
2022 Revolving Credit Facility
Debt Instrument [Line Items]
Less: Current portion of long-term debt	(14,100)
Predecessor 2021 Term Loan
Debt Instrument [Line Items]
Unamortized debt issuance costs			(3,900)
Net carrying amount			109,200
Less: Current portion of long-term debt			(2,800)
Predecessor 2021 Revolving Credit Facility
Debt Instrument [Line Items]
Less: Current portion of long-term debt			(15,000)
Line of Credit | 2022 Term Loan | Secured Debt
Debt Instrument [Line Items]
Long-term debt	170,652		0
Line of Credit | 2022 Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	14,117		0
Line of Credit | Predecessor 2021 Term Loan | Secured Debt
Debt Instrument [Line Items]
Long-term debt	0		109,175
Line of Credit | Predecessor 2021 Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	0		15,000
Line of Credit | Predecessor 2018 Term Loan | Secured Debt
Debt Instrument [Line Items]
Long-term debt	0		0
Line of Credit | Predecessor 2018 Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	0		0
Line of Credit | Predecessor PPP Loan | Secured Debt
Debt Instrument [Line Items]
Long-term debt	$ 0		$ 0